UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05346

Putnam Variable Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam VT Emerging Markets Equity Fund
Class IA	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Putnam VT Emerging Markets Equity Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IA1	$128	1.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class IA shares of Putnam VT Emerging Markets Equity Fund returned 34.49%. The Fund compares its performance to the  MSCI Emerging Markets Index-NR and the Putnam VT Emerging Markets Equity Linked Benchmark†, which both returned 33.57% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
An overweight position in:
↑	Zijin Mining, a Chinese global mining company
↑	BYD Company, a Chinese automotive company
↑	TIM Brazil, a Brazilian telecommunications company

Top detractors from performance:
↓	Underweight exposure to Alibaba Group, a Chinese e-commerce company
↓	Overweight position in Indian Hotels, an Indian hospitality company
↓	Overweight position in ICICI Bank, an Indian financial services company
Putnam VT Emerging Markets Equity Fund	PAGE 1	38970-ATSIA-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class IA 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class IA	34.49	4.02	7.29
MSCI All Country World ex-U.S. Index-NR	32.39	7.91	8.41
MSCI Emerging Markets Index-NR	33.57	4.20	8.42
Putnam VT Emerging Markets Equity Linked Benchmark†	33.57	4.20	8.01
†	The Putnam VT Emerging Markets Equity Linked Benchmark represents the performance of the MSCI EAFE Growth Index-NR through April 29, 2020, and the performance of the MSCI Emerging Markets Index-NR thereafter.
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective April 30, 2020, the Fund adopted its current investment strategy.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$27,878,931
Total Number of Portfolio Holdings	64
Total Management Fee Paid	$134,886
Portfolio Turnover Rate	77%
Putnam VT Emerging Markets Equity Fund	PAGE 2	38970-ATSIA-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Emerging Markets Equity Fund	PAGE 3	38970-ATSIA-0226

Putnam VT Emerging Markets Equity Fund
Class IB	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Putnam VT Emerging Markets Equity Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IB1	$157	1.34%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class IB shares of Putnam VT Emerging Markets Equity Fund returned 34.16%. The Fund compares its performance to the  MSCI Emerging Markets Index-NR and the Putnam VT Emerging Markets Equity Linked Benchmark†, which both returned 33.57% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
An overweight position in:
↑	Zijin Mining, a Chinese global mining company
↑	BYD Company, a Chinese automotive company
↑	TIM Brazil, a Brazilian telecommunications company

Top detractors from performance:
↓	Underweight exposure to Alibaba Group, a Chinese e-commerce company
↓	Overweight position in Indian Hotels, an Indian hospitality company
↓	Overweight position in ICICI Bank, an Indian financial services company
Putnam VT Emerging Markets Equity Fund	PAGE 1	38970-ATSIB-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class IB 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class IB	34.16	3.75	7.01
MSCI All Country World ex-U.S. Index-NR	32.39	7.91	8.41
MSCI Emerging Markets Index-NR	33.57	4.20	8.42
Putnam VT Emerging Markets Equity Linked Benchmark†	33.57	4.20	8.01
†	The Putnam VT Emerging Markets Equity Linked Benchmark represents the performance of the MSCI EAFE Growth Index-NR through April 29, 2020, and the performance of the MSCI Emerging Markets Index-NR thereafter.
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective April 30, 2020, the Fund adopted its current investment strategy.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$27,878,931
Total Number of Portfolio Holdings	64
Total Management Fee Paid	$134,886
Portfolio Turnover Rate	77%
Putnam VT Emerging Markets Equity Fund	PAGE 2	38970-ATSIB-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Emerging Markets Equity Fund	PAGE 3	38970-ATSIB-0226

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Gregory G. McGreevey and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Gregory G. McGreevey and Manoj P. Singh as the Audit Committee’s financial experts. Gregory G. McGreevey and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2024 and December 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $1,105,519 in December 31, 2024 and $1,138,734 in December 31, 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2024 and $0 in December 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $140,446 in December 31, 2024 and $195,135 in December 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in December 31, 2024 and $0 in December 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $864,236 in December 31, 2024 and $1,655,229 in December 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.
(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
VT Emerging Markets
Equity Fund
Financial Statements and Other Important Information
Annual | December 31, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 8
Notes to Financial Statements 11
Report of Independent Registered Public Accounting Firm 21
Tax Information 22
Changes In and Disagreements with Accountants 23
Results of Meeting(s) of Shareholders 23
Remuneration Paid to Directors, Officers and Others 23
Board Approval of Management and Subadvisory Agreements 23

Putnam Variable Trust
Financial Highlights
Putnam VT Emerging Markets Equity Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class IA
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $19.46 $17.04 $15.38 $23.45 $24.97
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.39 0.20 0.20 0.19 (0.04)
Net realized and unrealized gains (losses) ........... 6.27 2.52 1.58 (6.19) (0.93)
Total from investment operations .................... 6.66 2.72 1.78 (6.00) (0.97)
Less distributions from:
Net investment income .......................... (0.20) (0.30) (0.12) (0.05) (0.18)
Net realized gains ............................. — — — (2.02) (0.37)
Total distributions ............................... (0.20) (0.30) (0.12) (2.07) (0.55)
Net asset value, end of year ....................... $25.92 $19.46 $17.04 $15.38 $23.45
Total return
c
................................... 34.49% 16.10% 11.63% (27.24)% (3.98)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.45% 1.52% 1.55% 1.54% 1.32%
Expenses net of waiver and payments by affiliates
d
...... 1.09% 1.09% 1.09% 1.09% 1.09%
Net investment income (loss) ...................... 1.72% 1.06% 1.23% 1.10% (0.16)%
Supplemental data
Net assets, end of year (000’s) ..................... $20,804 $16,692 $15,822 $15,097 $22,916
Portfolio turnover rate ............................ 77% 64% 53% 118% 78%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.

Putnam Variable Trust
Financial Highlights
Putnam VT Emerging Markets Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class IB
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $19.22 $16.84 $15.19 $23.25 $24.77
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.33 0.15 0.16 0.15 (0.10)
Net realized and unrealized gains (losses) ........... 6.19 2.49 1.57 (6.14) (0.93)
Total from investment operations .................... 6.52 2.64 1.73 (5.99) (1.03)
Less distributions from:
Net investment income .......................... (0.14) (0.26) (0.08) (0.05) (0.12)
Net realized gains ............................. — — — (2.02) (0.37)
Total distributions ............................... (0.14) (0.26) (0.08) (2.07) (0.49)
Net asset value, end of year ....................... $25.60 $19.22 $16.84 $15.19 $23.25
Total return
c
................................... 34.16% 15.77% 11.39% (27.44)% (4.23)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.70% 1.77% 1.80% 1.79% 1.57%
Expenses net of waiver and payments by affiliates
d
...... 1.34% 1.34% 1.34% 1.34% 1.34%
Net investment income (loss) ...................... 1.48% 0.80% 1.00% 0.86% (0.40)%
Supplemental data
Net assets, end of year (000’s) ..................... $7,075 $6,266 $6,291 $6,338 $9,531
Portfolio turnover rate ............................ 77% 64% 53% 118% 78%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.

Putnam Variable Trust
Schedule of Investments, December 31, 2025
Putnam VT Emerging Markets Equity Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 94.9%
Aerospace & Defense 0.7%
a,b
Hanwha Aerospace Co. Ltd. ........................... South Korea 296 $ 193,303
Automobiles 2.2%
Mahindra & Mahindra Ltd. ............................. India 14,855 613,498
Banks 16.9%
Abu Dhabi Islamic Bank PJSC ......................... United Arab
Emirates 79,779 450,565
Al Rajhi Bank ...................................... Saudi Arabia 20,400 529,892
Bank Central Asia Tbk. PT ............................ Indonesia 610,100 294,615
b
Bank of China Ltd. , H ................................ China 1,368,000 784,312
CTBC Financial Holding Co. Ltd. ........................ Taiwan 236,000 377,078
Grupo Financiero Banorte SAB de CV , O .................. Mexico 20,551 190,520
ICICI Bank Ltd. ..................................... India 42,629 638,010
KB Financial Group, Inc. .............................. South Korea 5,354 460,898
National Bank of Greece SA ........................... Greece 18,188 277,412
a
NU Holdings Ltd. , A .................................. Brazil 19,675 329,360
OTP Bank Nyrt. ..................................... Hungary 3,264 349,980
4,682,642
Broadline Retail 4.6%
b
Alibaba Group Holding Ltd. ............................ China 57,700 1,059,428
a
Sea Ltd. , ADR ...................................... Singapore 1,639 209,087
1,268,515
Capital Markets 0.7%
c
HDFC Asset Management Co. Ltd. , 144A , Reg S ........... India 6,640 197,507
Construction & Engineering 1.9%
Gamuda Bhd. ...................................... Malaysia 150,036 183,744
Larsen & Toubro Ltd. ................................. India 7,321 332,726
516,470
Construction Materials 1.1%
UltraTech Cement Ltd. ............................... India 2,403 315,312
Electric Utilities 1.2%
a
Korea Electric Power Corp. ............................ South Korea 10,531 345,624
Electrical Equipment 2.8%
GE Vernova T&D India Ltd. ............................ India 8,023 279,620
Harbin Electric Co. Ltd. , H ............................. China 114,000 244,339
Sieyuan Electric Co. Ltd. , A ............................ China 11,100 245,378
769,337
Electronic Equipment, Instruments & Components 0.7%
Elite Material Co. Ltd. ................................ Taiwan 4,000 209,568
Financial Services 2.0%
a
Aditya Birla Capital Ltd. ............................... India 76,453 304,574
FirstRand Ltd. ...................................... South Africa 49,354 270,460
575,034
Health Care Providers & Services 1.1%
Apollo Hospitals Enterprise Ltd. ......................... India 3,846 301,598
Hotels, Restaurants & Leisure 1.6%
a
Eternal Ltd. ........................................ India 42,715 132,373

Putnam Variable Trust
Schedule of Investments
Putnam VT Emerging Markets Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure (continued)
Indian Hotels Co. Ltd. (The) , A .......................... India 38,851 $ 319,777
452,150
Household Products 0.4%
Unilever Indonesia Tbk. PT ............................ Indonesia 674,300 105,138
Independent Power and Renewable Electricity Producers 1.5%
NTPC Ltd. ......................................... India 114,447 420,105
Industrial Conglomerates 1.2%
a
Samsung C&T Corp. ................................. South Korea 2,083 345,972
Insurance 3.4%
b
China Pacific Insurance Group Co. Ltd. , H ................. China 67,000 303,844
PICC Property & Casualty Co. Ltd. , H .................... China 70,000 147,169
Powszechny Zaklad Ubezpieczen SA .................... Poland 15,574 288,266
a
Rasan Information Technology Co. ...................... Saudi Arabia 7,607 234,933
974,212
Interactive Media & Services 8.6%
Tencent Holdings Ltd. ................................ China 31,400 2,409,747
Life Sciences Tools & Services 0.6%
c
WuXi AppTec Co. Ltd. , H , 144A , Reg S ................... China 13,180 167,130
Machinery 0.6%
a
Samsung Heavy Industries Co. Ltd. ...................... South Korea 10,611 177,440
Metals & Mining 2.8%
Anglogold Ashanti plc ................................ Australia 3,732 321,399
Zijin Mining Group Co. Ltd. , H .......................... China 98,000 448,687
770,086
Oil, Gas & Consumable Fuels 2.2%
PetroChina Co. Ltd. , H ............................... China 568,000 612,247
Personal Care Products 0.5%
a
APR Corp. ........................................ South Korea 895 143,506
Real Estate Management & Development 1.2%
Emaar Properties PJSC .............................. United Arab
Emirates 83,991 320,555
Semiconductors & Semiconductor Equipment 17.8%
King Yuan Electronics Co. Ltd. ......................... Taiwan 43,000 338,491
NAURA Technology Group Co. Ltd. , A .................... China 4,575 300,512
b
SK Hynix, Inc. ...................................... South Korea 995 450,614
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 79,000 3,883,425
4,973,042
Specialty Retail 0.1%
JUMBO SA ........................................ Greece 1,315 43,116
Technology Hardware, Storage & Peripherals 7.2%
Asia Vital Components Co. Ltd. ......................... Taiwan 4,000 191,979
b
Samsung Electronics Co. Ltd. .......................... South Korea 19,108 1,601,535
Wistron Corp. ...................................... Taiwan 39,000 186,382
1,979,896

Putnam Variable Trust
Schedule of Investments
Putnam VT Emerging Markets Equity Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Transportation Infrastructure 1.5%
International Container Terminal Services, Inc. .............. Philippines 44,110 $ 423,291
Water Utilities 1.6%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP .. Brazil 18,689 449,900
Wireless Telecommunication Services 6.2%
Bharti Airtel Ltd. .................................... India 27,002 633,777
Etihad Etisalat Co. .................................. Saudi Arabia 16,724 293,846
Far EasTone Telecommunications Co. Ltd. ................ Taiwan 77,000 216,222
MTN Group Ltd. .................................... South Africa 21,024 215,237
TIM SA ........................................... Brazil 85,400 331,435
1,690,517
Total Common Stocks (Cost $ 17,159,874 ) ....................................
26,446,458
Management Investment Companies 2.4%
Capital Markets 2.4%
iShares Core MSCI Emerging Markets ETF ................ United States 5,999 403,253
d
Xtrackers Harvest CSI 300 China A-Shares ETF , Class A ...... United States 8,153 267,826
671,079
Total Management Investment Companies (Cost $ 504,464 ) .....................
671,079
Preferred Stocks 1.7%
Banks 1.7%
e
Itau Unibanco Holding SA , 11 .36% ...................... Brazil 67,774 484,372
Total Preferred Stocks (Cost $ 439,232 ) .......................................
484,372
Total Long Term Investments (Cost $ 18,103,570 ) ..............................
27,601,909
a
Short Term Investments 4.2%
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 3.3%
f,g
Putnam Short Term Investment Fund , Class P , 3.967% ....... United States 924,852 924,852
Total Management Investment Companies (Cost $ 924,852 ) .....................
924,852

Putnam Variable Trust
Schedule of Investments
Putnam VT Emerging Markets Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
h
Investments from Cash Collateral Received for
Loaned Securities 0.9%
Money Market Funds 0.9%
f,g
Putnam Cash Collateral Pool, LLC , 4.044% ................ United States 246,375 $ 246,375
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 246,375 ) ...........................................................
246,375
Total Short Term Investments (Cost $ 1,171,227 ) ...............................
1,171,227
a
Total Investments (Cost $ 19,274,797 ) 103.2% .................................
$28,773,136
Other Assets, less Liabilities (3.2) % .........................................
(894,205)
Net Assets 100.0% .........................................................
$27,878,931
a a a
See Abbreviations on page 20 .
a
Non-income producing.
b
A portion or all of the security purchased on a delayed delivery basis. See Note 1 ( c ).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2025, the aggregate value of these securities was $364,637, representing 1.3% of net assets.
d
A portion or all of the security is on loan at December 31, 2025. See Note
1
(
d
).
e
Variable rate security. The rate shown represents the yield at period end.
f
See Note
3
(
f
) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
h
See Note
1
(
d
) regarding securities on loan.

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam VT
Emerging
Markets Equity
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $18,103,570
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 1,171,227
Value - Unaffiliated issuers (Includes securities loaned of $ 239,805 ) ................................... $27,601,909
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 1,171,227
Foreign currency, at value (cost $ 168,820 ) ........................................................ 168,820
Receivables:
Investment securities sold ................................................................... 133,487
Capital shares sold ........................................................................ 120
Dividends ............................................................................... 89,753
European Union tax reclaims (Note 1 e ) ......................................................... 50,242
Prepaid expenses .......................................................................... 22,422
Total assets .......................................................................... 29,237,980
Liabilities:
Payables:
Investment securities purchased .............................................................. 691,614
Capital shares redeemed ................................................................... 194,882
Management fees ......................................................................... 1,128
Administrative fees ........................................................................ 191
Distribution fees .......................................................................... 1,490
Transfer agent fees ........................................................................ 3,291
Trustees' fees and expenses ................................................................. 36,108
Payable upon return of securities loaned (Note 1 d ) .................................................. 246,375
Deferred taxes on unrealized appreciation ........................................................ 107,064
Accrued expenses and other liabilities ........................................................... 76,906
Total liabilities ......................................................................... 1,359,049
Net assets, at value ................................................................. $27,878,931
Net assets consist of:
Paid-in capital ............................................................................. $16,906,099
Total distributable earnings (losses) ............................................................. 10,972,832
Net assets, at value ................................................................. $27,878,931
Putnam VT
Emerging
Markets Equity
Fund
Class IA:
Net assets, at value ....................................................................... $20,803,670
Shares outstanding ........................................................................ 802,650
Net asset value and maximum offering price per share
a
............................................. $25.92
Class IB:
Net assets, at value ....................................................................... $7,075,261
Shares outstanding ........................................................................ 276,337
Net asset value and maximum offering price per share
a
............................................. $25.60
a
Net asset value per share may not recalculate due to rounding.

Putnam Variable Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam VT
Emerging
Markets Equity
Fund
Investment income:
Dividends: (net of foreign taxes of $75,393)
Unaffiliated issuers ........................................................................ $620,351
Non-controlled affiliates (Note 3 f ) ............................................................. 31,039
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (12,091)
Non-controlled affiliates (Note 3 f ) ............................................................. 19,582
Other income (Note 1 e ) ...................................................................... 49,288
Total investment income ................................................................... 708,169
Expenses:
Management fees (Note 3 a ) ................................................................... 226,516
Administrative fees (Note 3 b ) .................................................................. 422
Distribution fees: (Note 3c )
Class IB ................................................................................ 16,483
Transfer agent fees: (Note 3d )
Class IA ................................................................................ 13,007
Class IB ................................................................................ 4,619
Custodian fees (Note 4 ) ...................................................................... 17,588
Reports to shareholders fees .................................................................. 21,872
Professional fees ........................................................................... 74,496
Trustees' fees and expenses (Note 3 e ) ........................................................... 753
Other .................................................................................... 6,629
Total expenses ......................................................................... 382,385
Expense reductions (Note 4 ) ............................................................... (21)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (91,630)
Net expenses ......................................................................... 290,734
Net investment income ................................................................ 417,435
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $110,197)
Unaffiliated issuers ...................................................................... 3,028,208
Foreign currency transactions ................................................................ (12,549)
Net realized gain (loss) .................................................................. 3,015,659
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 3,897,326
Translation of other assets and liabilities denominated in foreign currencies .............................. 1,330
Change in deferred taxes on unrealized appreciation ............................................... 61,607
Net change in unrealized appreciation (depreciation) ............................................ 3,960,263
Net realized and unrealized gain (loss) ............................................................ 6,975,922
Net increase (decrease) in net assets resulting from operations .......................................... $7,393,357

Putnam Variable Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam VT Emerging Markets Equity Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $417,435 $230,623
Net realized gain (loss) ................................................. 3,015,659 2,063,670
Net change in unrealized appreciation (depreciation) ........................... 3,960,263 1,142,033
Net increase (decrease) in net assets resulting from operations ................ 7,393,357 3,436,326
Distributions to shareholders:
Class IA ............................................................ (164,842) (271,723)
Class IB ............................................................ (45,043) (93,144)
Total distributions to shareholders .......................................... (209,885) (364,867)
Capital share transactions: (Note 2 )
Class IA ............................................................ (1,199,749) (1,338,078)
Class IB ............................................................ (1,063,645) (886,933)
Total capital share transactions ............................................ (2,263,394) (2,225,011)
Net increase (decrease) in net assets ................................... 4,920,078 846,448
Net assets:
Beginning of year ....................................................... 22,958,853 22,112,405
End of year ........................................................... $27,878,931 $22,958,853

Putnam Variable Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
Putnam VT Emerging Markets Equity Fund
1. Organization and Significant Accounting Policies
Putnam Variable Trust  (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of twenty separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. Putnam VT Emerging
Markets Equity Fund (Fund) is included in this report. Shares of the Fund are generally sold only to insurance company
separate accounts to fund the benefits of variable life
insurance policies or variable annuity contracts. The Fund
offers two classes of shares: Class IA and Class IB. Each
class of shares may differ by its distribution fees, voting
rights on matters affecting a single class and its exchange
privilege.
The following summarizes the  Fund 's significant accounting policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and exchange traded funds listed on an
exchange or on the NASDAQ National Market System are
valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2025, certain securities may have been fair
valued using these procedures, in which case the securities

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Emerging Markets Equity Fund
(continued)
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in the Putnam Cash Collateral Pool, LLC, a limited liability company, an affiliate of Putnam Management. The Fund
may receive income from the investment of cash collateral,
in addition to lending fees paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower. Securities on loan outstanding at period end, if any, are listed in the Fund‘s Schedule of Investments.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Emerging Markets Equity Fund
(continued)
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends
from securities where the dividend rate is not available.
In such cases, the dividend is recorded as soon as
the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Emerging Markets Equity Fund
(continued)
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Putnam Management a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class IA Shares:
Shares sold ................................... 58,416 $1,350,892 19,277 $352,837
Shares issued in reinvestment of distributions .......... 8,226 164,842 15,104 271,722
Shares redeemed ............................... (121,956) (2,715,483) (104,655) (1,962,637)
Net increase (decrease) .......................... (55,314) $(1,199,749) (70,274) $(1,338,078)
Class IB Shares:
Shares sold ................................... 12,354 $281,747 7,298 $136,392
Shares issued in reinvestment of distributions .......... 2,271 45,043 5,230 93,144
Shares redeemed ............................... (64,338) (1,390,435) (59,978) (1,116,469)
Net increase (decrease) .......................... (49,713) $(1,063,645) (47,450) $(886,933)
Subsidiary Affiliation
Putnam Investment Management, LLC (Putnam Management) Investment manager
Franklin Advisers, Inc. (Advisers) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
The Putnam Advisory Company, LLC (PAC) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
1. Organization and Significant Accounting Policies
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Emerging Markets Equity Fund
(continued)
deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the year ended December 31, 2025, the gross effective investment management fee rate was 0.900% of the Fund’s average daily net assets.
Putnam Management retained Advisers as subadvisor for the Fund. Pursuant to the agreement, Advisers provides certain advisory and related services to the Fund. Putnam Management pays a monthly fee to Advisers based on the costs of
Advisers in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, PAC provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam
Management based on the average net assets managed by PAC, and is not an additional expense of the Fund.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam
Management based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Putnam Management, FT Services provides administrative services to the Fund. The fee is paid by Putnam Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
Annualized Fee Rate Net Assets
1.080% of the first $5 billion,
1.030% of the next $5 billion,
0.980% of the next $10 billion,
0.930% of the next $10 billion,
0.880% of the next $50 billion,
0.860% of the next $50 billion,
0.850% of the next $100 billion and
0.845% of any excess thereafter.
Maximum % Approved %
Class IB .................................................................. 0.35% 0.25%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Emerging Markets Equity Fund
(continued)
d. Transfer Agent Fees
PSERV, an affiliate of Putnam Management, provides investor servicing agent functions to the Fund. PSERV was paid a monthly fee for investor servicing at an annual rate of 0.07% of the Fund’s average daily net assets.
e. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended December 31, 2025, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Putnam VT Emerging Markets Equity Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.967% ...... $937,774 $9,624,558 $(9,637,480) $— $— $924,852 924,852 $31,039
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 4.044% ............. $296,925 $11,926,111 $(11,976,661) $— $— $246,375 246,375 $19,582
Total Affiliated Securities ... $1,234,699 $21,550,669 $(21,614,141) $— $— $1,171,227 $50,621
3. Transactions with Affiliates
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Emerging Markets Equity Fund
(continued)
g. Waiver and Expense Reimbursements
Putnam Management has contractually agreed, through April 30, 2027, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
Putnam Management has also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the
Fund through April 30, 2027, to the extent that total expenses of the Fund (excluding brokerage, interest, taxes, investment-
related expenses, payments under distribution plans, extraordinary expenses, payments under the Fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the Fund’s investment management contract)
would exceed an annual rate of 1.09% of the Fund’s average net assets.
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV and its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent and custodian fees, respectively. During the year ended December 31, 2025, the fees were reduced as noted in the Statement of Operations. Effective April 14, 2025, earned credits on custodian fees, if any, are recognized as income.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains. During the year ended December 31, 2025, the Fund utilized $1,612,828 of capital loss carryforwards.
The tax character of distributions paid during the years ended December 31, 2025 and 2024, was as follows:
At December 31, 2025, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
2025 2024
Distributions paid from:
Ordinary income .......................................................... $209,885 $364,867
Cost of investments .......................................................................... $19,435,139
Unrealized appreciation ........................................................................ $9,558,694
Unrealized depreciation ........................................................................ (220,697)
Net unrealized appreciation (depreciation) .......................................................... $9,337,997
Distributable earnings:
Undistributed ordinary income ................................................................... $435,698
Undistributed long term capital gains .............................................................. 1,258,195
Total distributable earnings ..................................................................... $1,693,893
3. Transactions with Affiliates
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Emerging Markets Equity Fund
(continued)
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales, EU reclaims, passive foreign investment company shares and foreign capital gains tax.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2025, aggregated
$18,899,626 and $20,455,485, respectively.
At December 31, 2025, in connection with securities lending transactions, the Fund loaned equity investments and received
$246,375 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Credit Facility
Effective January 31, 2025, the Fund, together with other U.S. registered and foreign investment funds (collectively,
Borrowers) managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matured on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective January 30, 2026, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 29, 2027, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the reporting period, the Fund did not use the Global Credit
Facility.
Prior to January 31, 2025, the Fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the Fund based on the Fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the Fund had no borrowings against these arrangements.
5. Income Taxes
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Emerging Markets Equity Fund
(continued)
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam VT Emerging Markets Equity Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ — $ 193,303 $ — $ 193,303
Automobiles .......................... — 613,498 — 613,498
Banks ............................... 519,880 4,162,762 — 4,682,642
Broadline Retail ....................... 209,087 1,059,428 — 1,268,515
Capital Markets ........................ — 197,507 — 197,507
Construction & Engineering ............... — 516,470 — 516,470
Construction Materials .................. — 315,312 — 315,312
Electric Utilities ........................ — 345,624 — 345,624
Electrical Equipment .................... 279,620 489,717 — 769,337
Electronic Equipment, Instruments &
Components ........................ — 209,568 — 209,568
Financial Services ...................... — 575,034 — 575,034
Health Care Providers & Services .......... — 301,598 — 301,598
Hotels, Restaurants & Leisure ............. — 452,150 — 452,150
Household Products .................... 105,138 — — 105,138
Independent Power and Renewable Electricity
Producers .......................... — 420,105 — 420,105
Industrial Conglomerates ................ — 345,972 — 345,972
Insurance ............................ — 974,212 — 974,212
Interactive Media & Services .............. — 2,409,747 — 2,409,747
Life Sciences Tools & Services ............ — 167,130 — 167,130
Machinery ............................ — 177,440 — 177,440
Metals & Mining ....................... — 770,086 — 770,086
Oil, Gas & Consumable Fuels ............. — 612,247 — 612,247
Personal Care Products ................. — 143,506 — 143,506
Real Estate Management & Development .... — 320,555 — 320,555
Semiconductors & Semiconductor Equipment . — 4,973,042 — 4,973,042
Specialty Retail ........................ 43,116 — — 43,116
Technology Hardware, Storage & Peripherals . — 1,979,896 — 1,979,896
Transportation Infrastructure .............. — 423,291 — 423,291
Water Utilities ......................... — 449,900 — 449,900
Wireless Telecommunication Services ....... — 1,690,517 — 1,690,517

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Emerging Markets Equity Fund
(continued)
10. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group of the Fund’s
Investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the
CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Level 1 Level 2 Level 3 Total
Putnam VT Emerging Markets Equity Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Management Investment Companies ......... $ 671,079 $ — $ — $ 671,079
Preferred Stocks ......................... — 484,372 — 484,372
Short Term Investments ................... 924,852 246,375 — 1,171,227
Total Investments in Securities ........... $2,752,772 $26,020,364
b
$— $28,773,136
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $25,773,989, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument
Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
ETF
Exchange-Traded Fund
9. Fair Value Measurements
(continued)

Putnam Variable Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Putnam Variable Trust and Shareholders of Putnam VT Emerging Markets Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Putnam
VT Emerging Markets Equity Fund (one of the funds constituting Putnam Variable Trust, referred to hereafter as the “Fund”)
as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended
December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 19, 2026
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957.
We have not been able to determine the specific year we began serving as auditor.

Putnam Variable Trust
Tax Information (unaudited)

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Annual Report
Putnam VT Emerging Markets Equity Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the fiscal year ended December 31, 2025:
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended December 31, 2025:
Pursuant to: Amount Reported
Section 163(j) Interest Earned §163(j) $17,054
Amount Reported
Foreign Taxes Paid $137,537
Foreign Source Income Earned $726,297

Putnam Variable Trust

franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

38970-AFSOI 02/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Variable Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	February 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	February 25, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	February 25, 2026